Income Taxes	6 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14 – INCOME TAXES

Cayman Islands

Akso Health was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

HK Hexindai and We Healthy Limited are investment holding companies registered in Hong Kong and exempted from income tax on its foreign-derived income.

United States

The Company’s subsidiaries established in the U.S. are incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal, 6.5% for We Health established in New York, 0% for Akso Remote Medical and Akso Online MediTech established in Wyoming and 8% for Akso First Health established in Massachusetts. For the six months ended September 30, 2023, the Company had no taxable income in US.

PRC

The Company’s subsidiaries and VIEs established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law.